UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS
(Exact name of registrant as specified in charter)

     2691 Route 9, Suite 102, Malta, NY 12020
(Address of principal executive offices) (Zip code)

John B. Walthausen Walthausen Funds
2691 Route 9, Suite 102, Malta, NY 12020
(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: July 31, 2019

Item 1. Reports to Stockholders.

WALTHAUSEN SMALL CAP VALUE FUND

INSTITUTIONAL CLASS TICKER WFICX
INVESTOR CLASS TICKER WSCVX
For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
July 31, 2019

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or send-
ing an email request. Your election to receive reports in paper will apply to all funds held with the fund com-
plex/your financial intermediary.

Walthausen Small Cap Value Fund Semi-Annual Report July 31, 2019

Dear Fellow Shareholders:

In my year end letter to shareholders, I commented that large cap growth continued to dominate the US stock market, proving that a trend in motion may remain in motion for an extraordinarily long time. The success of large growth stocks has been self-reinforcing, perhaps assisted by the growth of specialty ETFs and index funds. From time to time a major trend will develop. A perception will turn into a seemingly unstoppable trend and commentators will sagely declare “This Time it is Different”. We won’t go back and hammer at you with all the examples that I have seen but let’s be clear, value works! In value investing as we practice it, management knows the value of cash flow. They recognize that operating profitably and using internally generated resources to grow the business is the way to compound shareholders’ wealth.

The past five years has seen investors, believing that inexpensive money will always be available, be ultra-concerned with growth even if it is growth based on periodic trips to the well for a new round of financing. Money is still cheap and interest rates have fallen and the music is still playing. The six months through July 31, 2019 were devastating for value investors. The large cap growth stocks thrashed small cap value with the Russell 1000 Growth up 13.99% while the Russell 2000 Value index returned only 2.44% .

Perhaps the rush of venture capital backed “unicorns” to go public, opening up the door for backers to monetize their gains, suggests to me that these sophisticated investors are leaving the dance floor even though the music is still playing.

All investors need to be concerned by a slackening in the rate of world economic growth. The diminishing growth is encouraging Central Banks, including ours, to reduce interest rates. We can’t argue with that but we do wonder how we can fund our trillion dollar plus deficit if the dollar weakens. If you, like me, have a hard time visualizing a trillion dollars, remember that the combined annual revenues of Walmart and Amazon is less than a trillion.

In this difficult environment, with a return of 1.82% (Investor Class), we lagged slightly versus our benchmark which had a return of 2.44% during the six months ended July 31, 2019. Our analysis shows that the market rewarded the yield stocks —–Financials, REITs and, particularly Utilities. The Information Technology sector also did well. We had below benchmark weighting in all of those sectors. Though we did well with a strong representation and successful selections in Industrials, that was not sufficient to offset the penalty for being underweight in the favored sectors.

Our stock selections were successful with two of our holdings, Global Brass and Copper and Electronics for Imagining both agreeing to be acquired. We also did well with several long term holdings, particularly Great Lakes Dredge & Dock, M/I Homes and McGrath RentCorp. In each of these cases, our long study of the enterprises helped us to understand these companies’ strengths.

We suffered with our energy holdings. Gulfport Energy, SilverBow Resources, QEP Resources and SM Energy were all meaningful detractors. These companies operated

2019 Semi-Annual Report 1

well, bringing on increasingly productive wells as the horizontal reach of the drill bit continued to grow, and the operators squeezed more productivity out of the drill rigs. However, concern that ample supply of oil and natural gas will continue to depress energy prices outweighed the benefit of successful drilling programs.

While recent periods have been painful for this value investor, as I review the portfolio I am happy with the quality of the companies in the portfolio.

Thank you for investing with us.

John B. Walthausen CFA
Chief Investment Officer, Portfolio Manager

Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-925-8428.

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain a copy of the Fund’s prospectus, please visit our website at www.walthausenfunds.com or call 1-888-925-8428 and a copy will be sent to you free of charge. Distributed by Rafferty Capital Markets, LLC – Garden City, NY 11530.

2019 Semi-Annual Report 2

WALTHAUSEN SMALL CAP VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

7/31/19 Investor Class NAV $19.05
7/31/19 Institutional Class NAV $19.06

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIODS ENDED JULY 31, 2019

	1 Year(A)	3 Years(A)	5 Years(A)	10 Years(A)
Walthausen Small Cap Value Fund- Investor Class	-10.84%	6.41%	4.20%	13.63%
Russell 2000® Value Index(B)	-7.71%	7.96%	6.74%	11.19%

Since
Inception(A)
Walthausen Small Cap Value Fund - Institutional Class	14.06%
Russell 2000® Value Index(B)	13.65%

Annual Fund Operating Expense Ratios (from 6/1/19 Prospectus):

Institutional Class - Gross 1.37%, Net 0.98% Investor Class - Gross 1.27%, Net 1.21%

The Advisor reimbursed and/or waived certain expenses of the Fund’s Institutional and Investor Classes. Absent that arrangement, the performance of the Classes would have been lower.

Each Class’s expense ratios for the six month period ended July 31, 2019 can be found in the financial highlights included in this report. Both share classes have a 2.00% redemption fee on shares redeemed within 90 days of purchase or less.

The Annual Fund Operating Expense Ratios reported above may not correlate to the expense ratios in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds; and (b) the impact of breakpoints in expenses charged and the application of waivers as described in Note 4.

(A)1 Year, 3 Years, 5 Years, 10 Years and Since Inception returns include changes in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Walthausen Small Cap Value Fund Investor Class was February 1, 2008. Institutional Class commenced operations on December 31, 2018.

(B)The Russell 2000® Value Index (whose composition is different from that of the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks. Investors cannot directly invest in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-925-8428. THE FUND’S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2019 Semi-Annual Report 3

WALTHAUSEN SMALL CAP VALUE FUND (Unaudited)

                                WALTHAUSEN SMALL CAP VALUE FUND
                                                  by Sectors as of July 31, 2019
                                        (as a percentage of Total Common Stocks)

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.

PROXY VOTING GUIDELINES
(Unaudited)

Walthausen & Co., LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.walthausenfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-925-8428). This information is also available on the SEC’s website at http://www.sec.gov.

2019 Semi-Annual Report 4

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs such as redemption fees and IRA maintenance fees, and (2) ongoing costs, including management fees, service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the Fund on February 1, 2019 and held through July 31, 2019.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. Additionally, although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Ultimus Fund Solutions, LLC, the Fund’s transfer agent. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. You will be charged an annual maintenance fee of $15 for each tax deferred account you have with the Fund (“IRA maintenance fees”). To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes management fees, service fees and other Fund expenses. However, the example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, IRA maintenance fees described above or expenses of underlying funds. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Investor Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2019
	February 1, 2019	July 31, 2019	to July 31, 2019

Actual	$1,000.00	$1,018.17	$6.05

Hypothetical	$1,000.00	$1,018.79	$6.06
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2019 Semi-Annual Report 5

Institutional Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2019
	February 1, 2019	July 31, 2019	to July 31, 2019

Actual	$1,000.00	$1,019.25	$4.91

Hypothetical	$1,000.00	$1,019.93	$4.91
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2019 Semi-Annual Report 6

Walthausen Small Cap Value Fund
		Schedule of Investments
		July 31, 2019 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft & Parts
112,390	AAR CORP.	$4,704,645	1.21%
Apparel & Other Finished Products of Fabrics & Similar Materials
134,050	G-III Apparel Group, Ltd. *	3,841,873	0.99%
Books: Publishing or Publishing & Printing
134,100	John Wiley & Sons, Inc. - Class A	6,102,891	1.57%
Canned, Fruits, Vegetables, Preserves, Jams & Jellies
854,970	Landec Corporation *	9,550,015	2.46%
Commercial Printing
488,823	Quad/Graphics, Inc.	5,528,588	1.42%
Construction Machinery & Equipment
221,333	Columbus McKinnon Corporation	8,508,041	2.19%
Crude Petroleum & Natural Gas
537,320	Gulfport Energy Corporation *	2,031,070
108,980	Penn Virginia Corporation *	3,731,475
714,180	QEP Resources, Inc. *	3,535,191
104,159	SilverBow Resources, Inc. *	1,082,212
226,250	SM Energy Company	2,255,712
		12,635,660	3.25%
Electronic Components & Accessories
405,319	Vishay Intertechnology Inc.	6,890,423	1.77%
Electric, Gas & Sanitary Services
1,292,410	Atlantic Power Corporation *	3,088,860	0.79%
Fabricated Plate Work (Boiler Shops)
200,730	Mobile Mini, Inc.	6,816,791	1.75%
Farm Machinery & Equipment
71,320	Alamo Group Inc.	6,981,515	1.80%
Fats & Oils
331,020	Darling Ingredients Inc. *	6,729,637	1.73%
General Industrial Machinery & Equipment
151,857	Twin Disc, Incorporated *	1,832,914	0.47%
Greeting Cards
239,483	CSS Industries Inc.	1,228,548	0.32%
Heavy Construction Other Than Building Construction - Contractors
873,626	Great Lakes Dredge & Dock Corporation *	9,374,007
450,000	Williams Industrial Services Group Inc. *	985,500
		10,359,507	2.66%
Household Audio & Video Equipment
117,970	Universal Electronics Inc. *	5,051,475	1.30%
Household Furniture
160,983	Kimball International, Inc. - Class B	2,791,445	0.72%
Instruments for Measuring & Testing of Electricity & Electric Signals
179,337	Allied Motion Technologies, Inc.	7,108,919	1.83%
Life Insurance
80,779	Primerica, Inc.	9,910,776	2.55%
Measuring & Controlling Devices, NEC
108,720	MTS Systems Corporation	6,264,446	1.61%
Metal Cans
67,070	Silgan Holdings Inc.	2,016,124	0.52%
Miscellaneous Electrical Machinery, Equipment & Supplies
187,987	Atkore International Group Inc. *	5,130,165	1.32%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2019 Semi-Annual Report 7

Walthausen Small Cap Value Fund
		Schedule of Investments
		July 31, 2019 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Motor Vehicle Parts & Accessories
272,950	Delphi Technologies PLC (United Kingdom)	$5,115,083
206,620	Lydall, Inc. *	4,876,232
267,250	Stoneridge, Inc. *	8,704,332
		18,695,647	4.81%
Motors & Generators
74,110	Regal Beloit Corporation	5,900,638	1.52%
National Commercial Banks
120,291	Camden National Corporation	5,378,211
87,638	City Holding Company	6,787,563
85,880	Community Bank System Inc.	5,667,221
216,740	First Financial Bancorp	5,524,703
165,860	NBT Bancorp Inc.	6,418,782
45,224	Pinnacle Financial Partners, Inc.	2,746,906
		32,523,386	8.37%
Operative Builders
298,379	M/I Homes, Inc. *	10,553,665	2.71%
Periodicals: Publishing or Publishing & Printing
172,640	Meredith Corporation	9,471,030	2.44%
Printed Circuit Boards
210,299	Kimball Electronics, Inc. *	3,343,754	0.86%
Pulp Mills
253,501	Mercer International Inc. (Canada)	3,303,118	0.85%
Railroad Equipment
329,430	Freightcar America, Inc.	1,801,982	0.46%
Retail - Eating Places
153,550	Dave & Buster’s Entertainment, Inc.	6,241,808	1.61%
Retail - Lumber & Other Building Materials Dealers
333,030	BMC Stock Holdings, Inc.*	7,043,584	1.81%
Sanitary Services
281,396	Heritage-Crystal Clean, Inc. *	7,893,158	2.03%
Savings Institution, Federally Chartered
235,533	OceanFirst Financial Corp.	5,747,005	1.48%
Semiconductors & Related Devices
329,570	Kulicke and Soffa Industries, Inc. (Singapore)	7,458,169	1.92%
Services - Computer Integrated Systems Design
566,980	Allscripts Healthcare Solutions, Inc. *	5,839,894	1.50%
Services - Equipment Rental & Leasing, NEC
138,000	McGrath RentCorp	9,399,180	2.42%
Services - Help Supply Services
276,730	Kelly Services, Inc. - Class A	7,701,396	1.98%
Services - Miscellaneous Amusement & Recreation
314,900	SeaWorld Entertainment, Inc. *	9,626,493	2.48%
Services - To Dwellings & Other Buildings
216,303	ABM Industries Incorporated	9,104,193	2.34%
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
41,673	Stepan Company	4,131,878	1.06%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2019 Semi-Annual Report 8

Walthausen Small Cap Value Fund
		Schedule of Investments
		July 31, 2019 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

State Commercial Banks
93,720	Bryn Mawr Bank Corp.	$3,475,138
150,010	First Bancorp	5,541,369
146,339	First Financial Corporation	6,352,576
95,080	Great Southern Bancorp, Inc.	5,700,997
76,239	Heartland Financial USA, Inc.	3,666,334
91,285	Lakeland Financial Corporation	4,198,197
167,740	Stock Yards Bancorp, Inc.	6,416,055
100,090	TriCo Bancshares	3,778,398
		39,129,064	10.07%
Steel Works, Blast Furnaces & Rolling & Finishing Mills
101,260	Haynes International, Inc.	3,013,498	0.78%
Surety Insurance
173,822	NMI Holdings, Inc. *	4,324,691	1.11%
Title Insurance
176,240	Stewart Information Services Corporation	6,667,159	1.71%
Truck & Bus Bodies
194,151	Miller Industries, Inc.	6,061,394	1.56%
Wholesale - Beer, Wine & Distilled Alcoholic Beverages
144,284	MGP Ingredients, Inc.	7,212,757	1.86%
Water, Sewer, Pipeline, Comm & Power Line Construction
116,860	Dycom Industries, Inc. *	6,445,998	1.66%
Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
330,120	Houston Wire & Cable Company	1,535,058	0.39%
Wholesale - Farm Product Raw Materials
141,237	The Andersons, Inc.	3,792,213	0.98%
Total for Common Stocks (Cost $315,641,831)		377,035,068	97.00%

MONEY MARKET FUNDS
11,251,313	Fidelity Investments Money Market Government Portfolio -
	Class I 2.19% **	11,251,313	2.89%
	(Cost $11,251,313)
Total Investment Securities		388,286,381	99.89%
	(Cost $326,893,144)
Other Assets in Excess of Liabilities		418,088	0.11%
Net Assets		$388,704,469	100.00%

* Non-Income Producing Securities. ** The rate shown represents the 7-day yield at July 31, 2019.

The accompanying notes are an integral part of these financial statements.

2019 Semi-Annual Report 9

Wa3lthausen Small Cap Value Fund

Statement of Assets and Liabilities (Unaudited)
July 31, 2019

Assets:
Investment Securities at Fair Value	$388,286,381
(Cost $326,893,144)
Receivable for Dividends	109,638
Receivable for Securities Sold	719,465
Receivable for Shareholder Subscriptions	400,337
Total Assets	389,515,821
Liabilities:
Payable for Shareholder Redemptions	430,001
Payable to Advisor for Management Fees (Note 4)	329,441
Payable to Advisor for Service Fees (Note 4)	51,910
Total Liabilities	811,352
Net Assets	$388,704,469
Net Assets Consist of:
Paid In Capital	$326,782,369
Total Distributable Earnings	61,922,100
Net Assets	$388,704,469

Investor Class
Net Assets	$286,890,380
Shares Outstanding
(Unlimited shares authorized)	15,060,162
Net Asset Value and Offering Price Per Share	$19.05
Redemption Price Per Share ($19.05 x 0.98) (Note 2)	$18.67

Institutional Class
Net Assets	$101,814,089
Shares Outstanding
(Unlimited shares authorized)	5,340,803
Net Asset Value and Offering Price Per Share	$19.06
Redemption Price Per Share ($19.06 x 0.98) (Note 2)	$18.68

Statement of Operations (Unaudited)
For the six month period ended July 31, 2019

Investment Income:
Dividends (Net of foreign withholding tax of $0)	$3,219,842
Total Investment Income	3,219,842
Expenses:
Management Fees (Note 4)	2,029,423
Service Fees (Note 4)	606,533
Total Expenses	2,635,956
Less: Waived Management and Service Fees (Note 4)	(262,500)
Net Expenses	2,373,456
Net Investment Income (Loss)	846,386
Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	2,354,450
Net Change In Unrealized Appreciation (Depreciation) on Investments	4,629,708
Net Realized and Unrealized Gain (Loss) on Investments	6,984,158
Net Increase (Decrease) in Net Assets from Operations	$7,830,544

The accompanying notes are an integral part of these financial statements.

2019 Semi-Annual Report 10

Walthausen Small Cap Value Fund

Statements of Changes in Net Assets	(Unaudited)
	2/1/2019		2/1/2018
	to		to
	7/31/2019		1/31/2019
From Operations:
Net Investment Income (Loss)	$846,386		$(502,939)
Net Realized Gain (Loss) on Investments	2,354,450		51,713,894
Net Change in Unrealized Appreciation (Depreciation) on Investments	4,629,708		(119,105,436)
Increase (Decrease) in Net Assets from Operations	7,830,544		(67,894,481)
From Distributions to Shareholders:
Investor Class	-		(54,779,694)
Institutional Class *	-		-
Change in Net Assets from Distributions	-		(54,779,694)
From Capital Share Transactions:
Proceeds From Sale of Shares
Investor Class	21,885,932		91,033,171
Institutional Class *	100,245,973	(a)	7,408,283	(b)
Proceeds From Redemption Fees (Note 2)
Investor Class	2,418		13,910
Institutional Class *	1,266		-
Shares Issued on Reinvestment of Dividends
Investor Class	-		50,651,192
Institutional Class *	-		-
Cost of Shares Redeemed
Investor Class	(164,532,848)	(a)	(217,607,494)	(b)
Institutional Class *	(6,675,526)		-
Net Increase (Decrease) from Shareholder Activity	(49,072,785)		(68,500,938)
Net Increase (Decrease) in Net Assets	(41,242,241)		(191,175,113)
Net Assets at Beginning of Period	429,946,710		621,121,823
Net Assets at End of Period	$388,704,469		$429,946,710

Share Transactions:
Issued
Investor Class	1,148,129		4,065,851
Institutional Class *	5,280,866	(c)	413,961	(d)
Reinvested
Investor Class	-		3,053,116
Institutional Class *	-		-
Redeemed
Investor Class	(8,659,738)	(c)	(10,566,296)	(d)
Institutional Class *	(354,024)		-
Net Increase (Decrease) in Shares	(2,584,767)		(3,033,368)

* Institutional Class commenced operations on December 31, 2018.
(a) Includes $56,568,547 of exchanges from Investor Class to Institutional Class.
(b) Includes $4,777,605 of exchanges from Investor Class to Institutional Class.
(c) Includes the exchange of 2,970,162 shares from Investor Class to 2,970,519 shares in Institutional Class.
(d) Includes the exchange of 271,764 shares from Investor Class to 271,918 shares in Institutional Class.

The accompanying notes are an integral part of these financial statements.

2019 Semi-Annual Report 11

Walthausen Small Cap Value Fund

Financial Highlights - Investor Class	(Unaudited)
Selected data for a share outstanding throughout the period:	2/1/2019		2/1/2018		2/1/2017		2/1/2016		2/1/2015		2/1/2014
	to		to		to		to		to		to
	7/31/2019		1/31/2019		1/31/2018		1/31/2017		1/31/2016		1/31/2015
Net Asset Value -
Beginning of Period	$18.71		$23.87		$22.12		$15.87		$20.88		$23.08
Net Investment Income (Loss) (a)	0.04		(0.02)		(0.07)		(0.01)		0.06		(0.02)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	0.30		(2.74)		2.99		6.90		(3.25)		0.93
Total from Investment Operations	0.34		(2.76)		2.92		6.89		(3.19)		0.91
Distributions (From Net Investment Income)	-		-		-		(0.01)		(0.05)		-
Distributions (From Capital Gains)	-		(2.40)		(1.17)		(0.63)		(1.77)		(3.11)
Total Distributions	-		(2.40)		(1.17)		(0.64)		(1.82)		(3.11)
Proceeds from Redemption Fee (Note 2)	-	+	-	+	-	+	-	+	-	+	-	+
Net Asset Value -
End of Period	$19.05		$18.71		$23.87		$22.12		$15.87		$20.88
Total Return (c)	1.82%	*	(10.27)%		13.22%		43.33%		(16.27)%		3.23%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$286,890		$422,206		$621,122		$605,575		$494,712		$827,771
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.30%	**	1.27%		1.26%		1.27%		1.25%		1.23%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.30%	**	-0.09%		-0.32%		-0.05%		0.27%		-0.09%
After Reimbursement (d)
Ratio of Expenses to Average Net Assets	1.21%	**	1.27%		1.26%		1.27%		1.25%		1.23%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.39%	**	-0.09%		-0.32%		-0.05%		0.27%		-0.09%
Portfolio Turnover Rate	29.32%	*	45.51%		45.20%		39.17%		53.20%		69.42%

* Not Annualized.
** Annualized.
+ Amount less than $0.005 per share.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) Effective December 31, 2018, the Advisor has agreed to waive a portion of its service fees and management fees
(See Note 4).

The accompanying notes are an integral part of these financial statements.

2019 Semi-Annual Report 12

Walthausen Small Cap Value Fund

Financial Highlights - Institutional Class	(Unaudited)
Selected data for a share outstanding throughout the period:	2/1/2019		12/31/2018*
	to		to
	7/31/2019		1/31/2019
Net Asset Value -
Beginning of Period	$18.70		$16.71
Net Investment Income (Loss) (a)	0.05		-	+
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	0.31		1.99
Total from Investment Operations	0.36		1.99
Distributions (From Net Investment Income)	-		-
Distributions (From Capital Gains)	-		-
Total Distributions	-		-
Proceeds from Redemption Fee (Note 2)	-	+	-
Net Asset Value -
End of Period	$19.06		$18.70
Total Return (c)	1.93%	**	11.91%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$101,814		$7,741
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.30%	***	1.37%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.22%	***	-0.23%	***
After Reimbursement
Ratio of Expenses to Average Net Assets	0.98%	***	0.98%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.54%	***	0.16%	***
Portfolio Turnover Rate	29.32%	**	45.51%	**

* Commencement of Class.
** Not Annualized.
*** Annualized.
+ Amount less than $0.005 per share.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the
Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2019 Semi-Annual Report 13

NOTES TO FINANCIAL STATEMENTS
WALTHAUSEN SMALL CAP VALUE FUND
July 31, 2019
(UNAUDITED)

1.) ORGANIZATION
Walthausen Small Cap Value Fund (the “Fund”) was organized as a diversified series of the Walthausen Funds (the “Trust”) on January 14, 2008. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized in Ohio as a business trust on October 10, 2007 and may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund currently offers Investor Class shares and Institutional Class shares. The Fund’s Investor Class shares commenced operations on February 1, 2008 and Institutional Class shares commenced operations on December 31, 2018. As of July 31, 2019, there are two series authorized by the Trust. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The classes differ principally in their respective distribution expenses and arrangements. The Fund’s investment objective is to seek long-term capital appreciation. The investment advisor to the Fund is Walthausen & Co., LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended July 31, 2019, the Fund did not incur any interest or penalties.

SHARE VALUATION
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less. During the six month period ended July 31, 2019, proceeds from redemption fees amounted to $2,418 and $1,266, respectively, for Investor Class and Institutional Class.

2019 Semi-Annual Report 14

Notes to Financial Statements (Unaudited) - continued

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deductions. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on the trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividends to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs tax reporting document. For financial reporting purposes, management does not estimate the tax character of MLP distributions for which actual information has not been reported.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

2019 Semi-Annual Report 15

Notes to Financial Statements (Unaudited) - continued

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid price, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at the net asset value provided by the funds and are classified as level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2019:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$377,035,068	$0	$0	$377,035,068
Money Market Funds	11,251,313	0	0	11,251,313
Total	$388,286,381	$0	$0	$388,286,381

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 3 assets during the six month period ended July 31, 2019.

The Fund did not invest in any derivative instruments during the six month period ended July 31, 2019.

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS
The Trust, on behalf of the Fund, has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Board, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. For its services, the Advisor receives an investment management fee equal to 1.00% of the average daily net assets of the Fund.

2019 Semi-Annual Report 16

Notes to Financial Statements (Unaudited) - continued

Under the terms of the Services Agreement between the Trust, on behalf of the Fund, and the Advisor (the “Services Agreement”), the Advisor is obligated to pay the operating expenses of the Fund excluding management fees, any 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of acquired funds, extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers. For its services, the Advisor receives service fees equal to an annual rate of 0.45% of the Fund’s average daily net assets up to $100 million, 0.25% of the Fund’s average daily net assets between $100 million and $500 million, and 0.15% of such assets in excess of $500 million.

Effective December 31, 2018, the Advisor has contractually agreed to waive Services Agreement fees and Management fees to the extent necessary to maintain total annual operating expenses of the Investor Class Shares and Institutional Class Shares, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses at 1.21% and 0.98% respectively, of its average daily net assets through May 31, 2020. The Advisor may not terminate the fee waiver before May 31, 2020.

For the six month period ended July 31, 2019, the Advisor earned management fees totaling $2,029,423, of which $329,441 was due to the Advisor at July 31, 2019. For the same period, the Advisor earned service fees of $606,533, of which $51,910 was due to the Advisor at July 31, 2019. Service and management fees in the amounts of $148,490 and $114,010 were waived with no recapture provision for the six month period ended July 31, 2019 for the Investor and Institutional Classes, respectively.

Certain officers and a shareholder of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management and services fees paid to the Advisor by the Fund.

The Trustees who are not interested persons of the Fund were each paid $2,000, for a total of $6,000, in Trustees’ fees plus travel and related expenses for the six month period ended July 31, 2019 for their services to the Fund. The Advisor pays these fees pursuant to the Services Agreement.

5.) PURCHASES AND SALES OF SECURITIES
For the six month period ended July 31, 2019, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $117,117,345 and $167,841,459, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

6.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of July 31, 2019, NFS, LLC located in New York, New York, for the benefit of its clients, held, in aggregate, 55.28% of the shares of the Fund, and therefore may be deemed to control the Fund.

7.) TAX MATTERS
For Federal income tax purposes, the cost of investments owned at July 31, 2019 was $326,893,144. At July 31, 2019, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$93,205,463	($31,812,226)	$61,393,237

The tax character of distributions for Investor Class was as follows:

	Six Months Ended	Fiscal Year Ended
	July 31, 2019	January 31, 2019
Ordinary Income .	$ –	$ –
Long-Term Capital Gain	–	54,779,694
	$ –	$ 54,779,694

2019 Semi-Annual Report 17

Notes to Financial Statements (Unaudited) - continued

The Institutional Class did not have any distributions for the six month period ended July 31, 2019 or during the period December 31, 2018 (commencement of operations) through January 31, 2019.

8.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2019 Semi-Annual Report 18

Board of Trustees
Edward A. LaVarnway
John P. Mastriani
Hany A. Shawky
John B. Walthausen

Investment Advisor and Administrator
Walthausen & Co., LLC

Legal Counsel
Thompson Hine LLP

Custodian
US Bank, N.A.

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Ultimus Fund Solutions, LLC

Sub-Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

Distributor
Rafferty Capital Markets, LLC

This report is provided for the general information of the shareholders of the Walthausen
Small Cap Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

WALTHAUSEN SMALL CAP VALUE FUND 2691 Route 9, Suite 102 Malta, NY 12020

WALTHAUSEN SELECT VALUE FUND

INSTITUTIONAL CLASS TICKER WSVIX

RETAIL CLASS TICKER WSVRX

R6 CLASS TICKER WRSIX

For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
July 31, 2019

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or send-
ing an email request. Your election to receive reports in paper will apply to all funds held with the fund com-
plex/your financial intermediary.

Walthausen Select Value Fund
Semi-Annual Report
July 31, 2019

Dear Fellow Shareholders,

We are pleased to report that for the six months ended July 31, 2019, the Select Value Fund was up 5.83% (Institutional Class) exceeding the 4.35% return of the Russell 2500 Value Index and the 2.44% return of the Russell 2000 Value Index.

Challenging days continued for the active small cap investor. The most recent six month period saw a continuation of the dominance of large cap over small cap and growth over value. We have been through times like this before and our experience has taught us that staying true to your investing discipline is the wisest path to follow. We are reminded of the tech bubble at the turn of the century. That period taught us two things: 1) in the long term, investment success is found by owning companies that generate cash and strong returns on their capital, and 2) when the market reverts to owning value stocks, the move is quick and hard. We believe the turn in the market will happen, and when it does, we will be well positioned to take full advantage of it.

During the recent six month period, our strong performance compared to the benchmarks was a result of strong stock selection. The Consumer Staples sector stands out. Usually, a significant overweight in what was the second worst performing sector of the benchmark is a bad thing. However, stock selection led by Casey’s General Stores (CASY), made this sector our second strongest contributor to performance. Industrials was the second strongest sector in the benchmark and the portfolio was able to keep pace which was important given our significant overweight to this sector. Leading the performance in Industrials was McGrath RentCorp (MGRC), a diversified company that rents relocatable classrooms and office space, industrial tanks and electronic test equipment. McGrath is a long time holding that we have allowed to grow as a percentage of the portfolio as we saw the fundamentals of its operations improve even more than we had anticipated. EMCOR Group (EME) was another strong industrial performer. The company is another long term winner that has been quite successful recently as a result of the improving dynamics within the construction and infrastructure sectors of the economy.

Zugzwang is a term that comes from chess which describes a predicament where no matter what move you make the result will be detrimental. This is also a good descriptive for investing in the energy sector today. The commodity price coming into the year was on the rebound and most energy companies were trading at cyclical lows. Intuitively, it makes sense to invest in energy companies when the economy is accelerating. Despite this, Energy was the worst performing sector in the benchmark and the portfolio by a long margin. What we thought were low valuations was just a step to even lower valuations. The three worst performing stocks for the period, Southwestern Energy (SWN), Callon Petroleum (CPE), and Whiting Petroleum (WLL) are all exploration and production companies. We know of no other period where exploration and production companies have traded at such depressed valuations while the commodity price was, by all measures, healthy. To say that we are critically reviewing our position here would be phrasing it lightly.

2019 Semi-Annual Report 1

With a nod to the previous comment on the Energy sector, we are happy with the positioning of the portfolio and are scrutinizing the market for new opportunities. We are staying the course, sticking to our discipline and anxiously awaiting for the markets pivot to favoring small cap value investing once again. It will happen.

Sincerely,

Gerard S. E. Heffernan, Jr.
John B. Walthausen, CFA

Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-925-8428.

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain a copy of the Fund’s prospectus, please visit our website at www.walthausenfunds.com or call 1-888-925-8428 and a copy will be sent to you free of charge. Distributed by Rafferty Capital Markets, LLC –Garden City, NY 11530.

2019 Semi-Annual Report 2

WALTHAUSEN SELECT VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

7/31/19 Institutional Class NAV $11.61 7/31/19 Retail Class NAV $11.33 7/31/19 R6 Class NAV $11.71

TOTAL ANNUAL RETURNS (%) AS OF JULY 31, 2019

				Since
	1 Year(A)	3 Years(A)	5 Years(A)	Inception(A)
Walthausen Select Value Fund - Institutional Class	-4.58%	8.74%	5.02%	9.38%
Walthausen Select Value Fund - Retail Class	-4.76%	8.47%	4.77%	9.11%
Russell 2500® Value Index(B)	-3.21%	7.60%	6.73%	9.49%

		Since
	1 Year(A)	Inception(A)
Walthausen Select Value Fund - R6 Class	-4.41%	12.04%
Russell 2500® Value Index(B)	-3.21%	9.36%

Annual Fund Operating Expense Ratios (from 6/1/19 Prospectus): Institutional Class - Gross 1.35%, Net 1.10%
                                                                                                      Retail Class - 1.35%
                                                                                                      R6 Class - Gross 1.35%, Net 0.98%

The Advisor reimbursed and/or waived certain expenses of the Fund’s Institutional, Retail, and R6 Classes. Absent these arrangements, the performance of the Classes would have been lower. The Fund imposes a 2.00% redemption fee on all shares redeemed within 90 days of purchase or less.

The Fund’s expense ratio for the six month period ended July 31, 2019 can be found in the financial highlights included in this report.

The Annual Fund Operating Expense Ratios reported above may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A)1 Year, 3 Years, 5 Years and Since Inception returns include changes in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Walthausen Select Value Fund Institutional and Retail Classes was December 27, 2010. R6 Class commenced operations on November 1, 2016.

(B)The Russell 2500® Value Index (whose composition is different from that of the Fund) measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The Index is constructed to provide a comprehensive and unbiased barometer of the small to mid-cap value market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set and that the represented companies continue to reflect value characteristics. Investors cannot directly invest in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-925-8428. THE FUND’S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2019 Semi-Annual Report 3

WALTHAUSEN SELECT VALUE FUND (Unaudited)

                                          WALTHAUSEN SELECT VALUE FUND
                                                         by Sectors as of July 31, 2019
                                                 (as a percentage of Total Common Stock)

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.

Proxy Voting Guidelines

Walthausen & Co., LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.walthausenfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-925-8428). This information is also available on the SEC’s website at http://www.sec.gov.

2019 Semi-Annual Report 4

EXPENSE EXAMPLE
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs such as redemption fees and IRA maintenance fees, and (2) ongoing costs, including management fees, service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the Fund on February 1, 2019 and held through July 31, 2019.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. Additionally, although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Ultimus Fund Solutions, LLC, the Fund’s transfer agent. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. You will be charged an annual maintenance fee of $15 for each tax deferred account you have with the Fund (“IRA maintenance fees”). To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes management fees, service fees and other Fund expenses. However, the example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, IRA maintenance fees described above or expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2019
	February 1, 2019	July 31, 2019	to July 31, 2019

Actual	$1,000.00	$1,058.34	$5.61

Hypothetical	$1,000.00	$1,019.34	$5.51
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the aver- age account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2019 Semi-Annual Report 5

Retail Class
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2019
	February 1, 2019	July 31, 2019	to July 31, 2019

Actual	$1,000.00	$1,057.89	$6.89

Hypothetical	$1,000.00	$1,018.10	$6.76
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35%, multiplied by the aver- age account value over the period, multiplied by 181/365 (to reflect the one-half year period).

R6 Class
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2019
	February 1, 2019	July 31, 2019	to July 31, 2019

Actual	$1,000.00	$1,058.77	$5.00

Hypothetical**	$1,000.00	$1,019.93	$4.91
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.98%, multiplied by the aver- age account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2019 Semi-Annual Report 6

Walthausen Select Value Fund
		Schedule of Investments
		July 31, 2019 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Arrangement of Transportation of Freight & Cargo
7,330	Hub Group, Inc. - Class A *	$332,416	2.91%
Calculating & Accounting Machines (No Electronic Computers)
11,878	NCR Corporation *	401,595	3.52%
Crude Petroleum & Natural Gas
32,850	Callon Petroleum Company *	161,622
51,450	Southwestern Energy Company *	113,190
9,020	Whiting Petroleum Corporation *	159,474
		434,286	3.80%
Electrical Work
4,500	EMCOR Group, Inc.	379,755	3.33%
Electronic Components & Accessories
18,650	Vishay Intertechnology Inc.	317,050	2.78%
Fats & Oils
16,670	Darling Ingredients Inc. *	338,901	2.97%
Fire, Marine & Casualty Insurance
5,915	AMERISAFE, Inc.	384,830	3.37%
Hotels & Motels
9,160	Wyndham Destinations, Inc.	431,070	3.78%
Life Insurance
1,820	Primerica, Inc.	223,296	1.96%
Miscellaneous General Merchandise Stores
2,180	Casey's General Stores, Inc.	352,964	3.09%
Miscellaneous Industrial & Commercial Machinery & Equipment
4,195	Moog Inc. - Class A *	341,725	2.99%
Mobile Homes
2,000	Cavco Industries, Inc. *	354,700	3.11%
Motor Vehicles & Passenger Car Bodies
5,350	Oshkosh Corporation	447,099	3.92%
National Commercial Banks
10,780	PacWest Bancorp	416,431	3.65%
Operative Builders
11,072	M.D.C. Holdings, Inc.	400,142	3.51%
Poultry Slaughtering and Processing
2,418	Sanderson Farms, Inc.	316,806	2.78%
Pumps & Pumping Equipment
4,810	ITT Inc.	300,240	2.63%
Retail - Eating Places
7,330	Dave & Buster’s Entertainment, Inc.	297,964	2.61%
Rolling Drawing & Extruding of Nonferrous Metals
10,210	Mueller Industries, Inc.	308,240	2.70%
Services - Equipment Rental & Leasing, NEC
6,640	McGrath RentCorp	452,250	3.96%
Services - Hospitals
6,190	Encompass Health Corporation	395,170	3.46%
State Commercial Banks
4,175	Bank of Hawaii Corporation	355,919
10,300	Columbia Banking System, Inc.	388,413
3,794	Commerce Bancshares, Inc.	230,789
17,550	CVB Financial Corp.	386,275
		1,361,396	11.92%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2019 Semi-Annual Report 7

Walthausen Select Value Fund
		Schedule of Investments
		July 31, 2019 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Surety Insurance
7,940	Essent Group Ltd. (Bermuda) *	$366,510	3.21%
Title Insurance
6,290	First American Financial Corporation	363,688	3.19%
Transportation Services
4,100	GATX Corporation	315,126	2.76%
Water Supply
4,130	American States Water Company	319,951	2.80%
Wholesale - Petroleum & Petroleum Products (No Bulk Stations)
11,420	World Fuel Services Corporation	445,837	3.91%
Total for Common Stocks (Cost $8,800,813)		10,799,438	94.62%

MONEY MARKET FUNDS
211,218	Fidelity Investments Money Market Government Portfolio -
	Class I 2.19% **	211,218	1.85%
	(Cost $211,218)
Total Investment Securities		11,010,656	96.47%
	(Cost $9,012,031)
Other Assets in Excess of Liabilities		402,310	3.53%
Net Assets		$11,412,966	100.00%

* Non-Income Producing Securities. ** The yield rate shown represents the 7-day yield at July 31, 2019.

The accompanying notes are an integral part of these financial statements.

2019 Semi-Annual Report 8

Walthausen Select Value Fund

Statement of Assets and Liabilities (Unaudited)
July 31, 2019

Assets:
Investment Securities at Fair Value	$11,010,656
(Cost $9,012,031)
Receivable for Dividends	1,935
Receivable for Securities Sold	614,508
Receivable for Shareholder Subscriptions	23
Total Assets	11,627,122
Liabilities:
Payable for Securities Purchased	202,752
Payable for Shareholder Redemptions	26
Payable to Advisor for Management Fees (Note 4)	8,763
Payable to Advisor for Service Fees (Note 4)	2,615
Total Liabilities	214,156
Net Assets	$11,412,966
Net Assets Consist of:
Paid In Capital	$8,546,414
Total Distributable Earnings	2,866,552
Net Assets	$11,412,966

Institutional Class
Net Assets	$7,997,962
Shares Outstanding
(Unlimited shares authorized)	688,677
Net Asset Value and Offering Price Per Share	$11.61
Redemption Price Per Share ($11.61 x 0.98) (Note 2)	$11.38

Retail Class
Net Assets	$3,157,688
Shares Outstanding
(Unlimited shares authorized)	278,759
Net Asset Value and Offering Price Per Share	$11.33
Redemption Price Per Share ($11.33 x 0.98) (Note 2)	$11.10

R6 Class
Net Assets	$257,316
Shares Outstanding
(Unlimited shares authorized)	21,968
Net Asset Value and Offering Price Per Share	$11.71
Redemption Price Per Share ($11.71 x 0.98) (Note 2)	$11.48

The accompanying notes are an integral part of these financial statements.

2019 Semi-Annual Report 9

Walthausen Select Value Fund

Statement of Operations (Unaudited)
For the six month period ended July 31, 2019

Investment Income:
Dividends (Net of foreign withholding tax of $0)	$111,631
Total Investment Income	111,631
Expenses:
Management Fees (Note 4)	54,986
Service Fees (Note 4)	27,493
Total Expenses	82,479
Less: Waived Service Fees (Note 4)	(10,866)
Net Expenses	71,613
Net Investment Income (Loss)	40,018

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	1,222,004
Net Change In Unrealized Appreciation (Depreciation) on Investments	(505,848)
Net Realized and Unrealized Gain (Loss) on Investments	716,156
Net Increase (Decrease) in Net Assets from Operations	$756,174

The accompanying notes are an integral part of these financial statements.

2019 Semi-Annual Report 10

Walthausen Select Value Fund

Statements of Changes in Net Assets	(Unaudited)
	2/1/2019	2/1/2018
	to	to
	7/31/2019	1/31/2019
From Operations:
Net Investment Income (Loss)	$40,018	$101,471
Net Realized Gain (Loss) on Investments	1,222,004	14,014,765
Net Change in Unrealized Appreciation (Depreciation) on Investments	(505,848)	(16,234,712)
Increase (Decrease) in Net Assets from Operations	756,174	(2,118,476)
From Distributions to Shareholders:
Institutional Class	-	(4,448,601)
Retail Class	-	(1,759,084)
R6 Class	-	(176,983)
Change in Net Assets from Distributions	-	(6,384,668)
From Capital Share Transactions:
Proceeds From Sale of Shares
Institutional Class	1,141,186	876,683
Retail Class	66,248	488,592
R6 Class	32,373	213,976
Proceeds From Redemption Fees (Note 2)
Institutional Class	-	941
Retail Class	1,643	176
R6 Class	-	-
Shares Issued on Reinvestment of Dividends
Institutional Class	-	4,355,801
Retail Class	-	1,745,847
R6 Class	-	176,982
Cost of Shares Redeemed
Institutional Class	(4,091,502)	(57,736,751)
Retail Class	(1,465,841)	(4,031,767)
R6 Class	(478,186)	(44,488)
Net Increase (Decrease) from Shareholder Activity	(4,794,079)	(53,954,008)
Net Increase (Decrease) in Net Assets	(4,037,905)	(62,457,152)
Net Assets at Beginning of Period	15,450,871	77,908,023
Net Assets at End of Period	$11,412,966	$15,450,871

Share Transactions:
Issued
Institutional Class	98,018	49,307
Retail Class	5,996	32,292
R6 Class	2,911	18,331
Reinvested
Institutional Class	-	447,208
Retail Class	-	183,580
R6 Class	-	18,041
Redeemed
Institutional Class	(362,721)	(3,130,205)
Retail Class	(130,266)	(256,555)
R6 Class	(41,535)	(2,898)
Net Increase (Decrease) in Shares	(427,597)	(2,640,899)

The accompanying notes are an integral part of these financial statements.

2019 Semi-Annual Report 11

Walthausen Select Value Fund

Financial Highlights - Institutional Class	(Unaudited)
Selected data for a share outstanding throughout the period:	2/1/2019		2/1/2018		2/1/2017		2/1/2016		2/1/2015		2/1/2014
	to		to		to		to		to		to
	7/31/2019		1/31/2019		1/31/2018		1/31/2017		1/31/2016		1/31/2015
Net Asset Value -
Beginning of Period	$10.97		$19.22		$16.26		$13.19		$14.70		$15.19
Net Investment Income (Loss) (a)	0.04		0.04		0.10		0.06		0.08		0.17
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	0.60		(2.17)		3.02		3.08		(1.42)		0.10
Total from Investment Operations	0.64		(2.13)		3.12		3.14		(1.34)		0.27
Distributions (From Net Investment Income)	-		-		(0.11)		(0.07)		(0.07)		(0.14)
Distributions (From Capital Gains)	-		(6.12)		(0.05)		-		(0.10)		(0.62)
Total Distributions	-		(6.12)		(0.16)		(0.07)		(0.17)		(0.76)
Proceeds from Redemption Fee (Note 2)	-		-	+	-	+	-	+	-	+	-	+
Net Asset Value -
End of Period	$11.61		$10.97		$19.22		$16.26		$13.19		$14.70
Total Return (c)	5.83%	*	(7.07)%		19.23%		23.78%		(9.23)%		1.57%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$7,998		$10,463		$68,955		$35,158		$48,191		$46,778
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.35%	**	1.35%		1.35%		1.42%		1.45%		1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.50%	**	-0.03%		0.33%		0.19%		0.31%		0.83%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.10%	**	1.10%		1.10%		1.17%		1.20%		1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.75%	**	0.22%		0.58%		0.44%		0.56%		1.08%
Portfolio Turnover Rate	21.17%	*	39.38%		63.12%		62.38%		62.54%		75.83%

Walthausen Select Value Fund

Financial Highlights - Retail Class	(Unaudited)
Selected data for a share outstanding throughout the period:	2/1/2019		2/1/2018		2/1/2017		2/1/2016		2/1/2015		2/1/2014
	to		to		to		to		to		to
	7/31/2019		1/31/2019		1/31/2018		1/31/2017		1/31/2016		1/31/2015
Net Asset Value -
Beginning of Period	$10.71		$19.00		$16.10		$13.06		$14.57		$15.05
Net Investment Income (Loss) (a)	0.02		0.01		0.03		0.03		0.05		0.16
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	0.60		(2.18)		3.00		3.04		(1.42)		0.09
Total from Investment Operations	0.62		(2.17)		3.03		3.07		(1.37)		0.25
Distributions (From Net Investment Income)	-		-		(0.08)		(0.03)		(0.04)		(0.11)
Distributions (From Capital Gains)	-		(6.12)		(0.05)		-		(0.10)		(0.62)
Total Distributions	-		(6.12)		(0.13)		(0.03)		(0.14)		(0.73)
Proceeds from Redemption Fee (Note 2)	-	+	-	+	-	+	-	+	-	+	-	+
Net Asset Value -
End of Period	$11.33		$10.71		$19.00		$16.10		$13.06		$14.57
Total Return (c)	5.79%	*	(7.37)%		18.87%		23.50%		(9.50)%		1.46%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$3,158		$4,318		$8,430		$52,922		$39,781		$26,091
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.35%	**	1.35%		1.35%		1.42%		1.45%		1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.43%	**	0.04%		0.16%		0.19%		0.31%		0.98%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.35%	**	1.35%		1.35%		1.42%		1.45%		1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.43%	**	0.04%		0.16%		0.19%		0.31%		0.98%
Portfolio Turnover Rate	21.17%	*	39.38%		63.12%		62.38%		62.54%		75.83%

* Not Annualized.                                ** Annualized.
+ Amount less than $0.005 per share.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2019 Semi-Annual Report 12

Walthausen Select Value Fund

Financial Highlights - R6 Class	(Unaudited)
Selected data for a share outstanding throughout the period:	2/1/2019		2/1/2018	2/1/2017	11/1/2016*
	to		to	to	to
	7/31/2019		1/31/2019	1/31/2018	1/31/2017
Net Asset Value -
Beginning of Period	$11.06		$19.29	$16.30	$14.06
Net Investment Income (Loss) (a)	0.05		0.08	0.14	0.03
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	0.60		(2.19)	3.01	2.24
Total from Investment Operations	0.65		(2.11)	3.15	2.27
Distributions (From Net Investment Income)	-		-	(0.11)	(0.03)
Distributions (From Capital Gains)	-		(6.12)	(0.05)	-
Total Distributions	-		(6.12)	(0.16)	(0.03)
Proceeds from Redemption Fee (Note 2)	-		-	-	-
Net Asset Value -
End of Period	$11.71		$11.06	$19.29	$16.30
Total Return (c)	5.88%	**	(6.91)%	19.32%	16.18%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$257		$670	$523	$6
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.35%	***	1.35%	1.35%	1.35%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.54%	***	0.08%	0.37%	0.48%	***
After Reimbursement
Ratio of Expenses to Average Net Assets	0.98%	***	0.98%	0.98%	0.98%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.91%	***	0.45%	0.74%	0.85%	***
Portfolio Turnover Rate	21.17%	**	39.38%	63.12%	62.38%	**

* Commencement of Class.
** Not Annualized.
*** Annualized.
+ Amount less than $0.005 per share.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the
Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2019 Semi-Annual Report 13

NOTES TO FINANCIAL STATEMENTS
WALTHAUSEN SELECT VALUE FUND
July 31, 2019
(UNAUDITED)

1.) ORGANIZATION
Walthausen Select Value Fund (the “Fund”) was organized as a diversified series of the Walthausen Funds (the “Trust”) on December 1, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized in Ohio as a business trust on October 10, 2007 and may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of July 31, 2019, there are two series authorized by the Trust. The Fund currently offers Institutional Class shares, Retail Class shares and R6 Class shares. The Institutional Class and Retail Class commenced operations on December 27, 2010, and R6 Class shares commenced operations on November 1, 2016. Prior to January 30, 2013 the Institutional Class was named the Investor Class. The classes differ principally in their respective distribution expenses and arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Prior to June 1, 2013, Retail Class shares of the Fund were subject to Rule 12b-1 distribution fees. While the Fund does not currently charge any Rule 12b-1 distribution fees, the Fund does reserve the right to pay or accrue such fees upon notice to shareholders. The Fund’s investment objective is to seek long-term capital appreciation. The investment advisor to the Fund is Walthausen & Co., LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended July 31, 2019, the Fund did not incur any interest or penalties.

SHARE VALUATION
The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less. During the six month period ended July 31, 2019, proceeds from redemption fees amounted to $0, $1,643 and $0 for Institutional Class shares, Retail Class shares and R6 Class shares, respectively.

2019 Semi-Annual Report 14

Notes to Financial Statements (Unaudited) - continued

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deductions. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on the trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Additionally, the Fund may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits. In such instances, the excess portion of such distributions are classified as a return of capital. Annually, income or loss from each MLP is reclassified upon receipt of the MLP’s tax reporting document. For financial reporting purposes, management does not estimate the tax character of MLP distributions for which actual information has not been reported.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not

2019 Semi-Annual Report 15

Notes to Financial Statements (Unaudited) - continued

yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid price, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at the net asset value provided by the funds and are classified as level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2019:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$10,799,438	$0	$0	$10,799,438
Money Market Funds	211,218	0	0	211,218
Total	$11,010,656	$0	$0	$11,010,656

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 3 assets during the six month period ended July 31, 2019.

The Fund did not invest in any derivative instruments during the six month period ended July 31, 2019.

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS
The Trust, on behalf of the Fund, has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. For its services, the Advisor receives an investment management fee equal to 0.90% of the average daily net assets of the Fund. Prior to November 1, 2016, the Advisor received an investment management fee equal to

2019 Semi-Annual Report 16

Notes to Financial Statements (Unaudited) - continued

1.00% of the average daily net assets of the Fund. For the six month period ended July 31, 2019, the Advisor earned management fees totaling $54,986, of which $8,763 was due to the Advisor at July 31, 2019.

Under the terms of the Services Agreement between the Trust, on behalf of the Fund, and the Advisor (the “Services Agreement”), the Advisor renders administrative and supervisory services to the Fund, provides the services of a chief compliance officer and assumes and pays all ordinary expenses of the Fund, excluding management fees, any 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of acquired funds, extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers. For its services, the Advisor receives service fees equal to an annual rate of 0.45% of the Fund’s average daily net assets up to $100 million, 0.25% of the Fund’s average daily net assets between $100 million and $500 million, and 0.15% of such assets in excess of $500 million. The Advisor has contractually agreed to waive Services Agreement fees to the extent necessary to maintain total annual operating expenses of the Institutional Class Shares, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses at 1.10% of its average daily net assets through May 31, 2020. The Advisor may not terminate the fee waiver before May 31, 2020. Prior to June 1, 2017 the Advisor had contractually agreed to waive, for the Institutional Class shares, 0.25% of the applicable Services Agreement fees for the class’ average daily net assets up to $100 million. Also, the Advisor has contractually agreed to waive Services Agreement fees to the extent necessary to maintain total annual operating expenses of the R6 Class Shares, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses at 0.98% of its average daily net assets through May 31, 2020. The Advisor may not terminate the fee waiver before May 31, 2020.

For the six month period ended July 31, 2019, the Advisor earned service fees of $27,493, of which $2,615 was due to the Advisor at July 31, 2019. Service fees in the amounts of $10,305 and $561 were waived with no recapture provision for the six month period ended July 31, 2019 for the Institutional and R6 Classes, respectively.

Certain officers and a shareholder of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management and services fees paid to the Advisor by the Fund.

The Trustees who are not interested persons of the Fund were each paid $2,000, for a total of $6,000, in Trustees’ fees plus travel and related expenses for the six month period ended July 31, 2019 for their services to the Fund. The Advisor pays these fees pursuant to the Services Agreement.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Advisor for services rendered and expenses borne in connection with brokerage platform fees. This Distribution Plan provides that the Fund may pay the annual rate of up to 0.25% of the average daily net assets of the Fund’s Retail Class shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund’s shares. Effective June 1, 2013, the Fund does not currently pay or accrue any distribution fees for Retail Class shares; however, the Fund reserves the right to pay or accrue such fees in the future upon notice to shareholders.

6.) PURCHASES AND SALES OF SECURITIES
For the six month period ended July 31, 2019, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $2,562,102 and $7,688,272, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund under Section 2(a)(9) of the 1940 Act. As of July 31, 2019, NFS, LLC, located in New York, New York, for the benefit of its clients, held, in aggregate, 51.36% of the Fund shares, and therefore each may be deemed to control the Fund.

2019 Semi-Annual Report 17

Notes to Financial Statements (Unaudited) - continued

8.) TAX MATTERS
For Federal income tax purposes, the cost of investments owned at July 31, 2019 was $9,012,031. At July 31, 2019, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$2,588,825	($590,200)	$1,998,625

Distributions paid from Institutional Class:

	Six Months Ended	Fiscal Year Ended
	July 31, 2019	January 31, 2019
Ordinary Income	$ -0-	$ 743,869
Long-Term Capital Gain	-0-	3,704,732
	$ -0-	$4,448,601

Distributions paid from Retail Class:

	Six Months Ended	Fiscal Year Ended
	July 31, 2019	January 31, 2019
Ordinary Income	$ -0-	$ 294,144
Long-Term Capital Gain	-0-	1,464,940
	$ -0-	$1,759,084

Distributions paid from R6 Class:

	Six Months Ended	Fiscal Year Ended
	July 31, 2019	January 31, 2019
Ordinary Income	$ -0-	$ 29,594
Long-Term Capital Gain	-0-	147,389
	$ -0-	$ 176,983

9.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2019 Semi-Annual Report 18

Board of Trustees
Edward A. LaVarnway
John P. Mastriani
Hany A. Shawky
John B. Walthausen

Investment Advisor and Administrator
Walthausen & Co., LLC

Legal Counsel
Thompson Hine LLP

Custodian
US Bank, N.A.

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Ultimus Fund Solutions, LLC

Sub-Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

Distributor
Rafferty Capital Markets, LLC

This report is provided for the general information of the shareholders of the Walthausen
Select Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

WALTHAUSEN SELECT VALUE FUND 2691 Route 9, Suite 102 Malta, NY 12020

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By: /s/John B. Walthausen John B. Walthausen President Date: Sept. 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/John B. Walthausen John B. Walthausen President Date: Sept. 27, 2019

By: /s/Stanley M. Westhoff Jr. Stanley M. Westhoff Jr. Chief Financial Officer Date: Sep. 27, 2019